Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Supplement [Text Block]	jpmt12_SupplementTextBlock

HIGHBRIDGE FUNDS

Highbridge Dynamic Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2012,

to the Prospectuses dated February 29, 2012

Effective immediately, with respect to the cover of each Prospectus, the asterisk following the name Highbridge Dynamic Commodities Strategy Fund (the “Fund”) and the footnote to which it refers are both deleted in their entirety.

The paragraph immediately preceding the section “What is the goal of the Fund?” of each Prospectus is deleted in its entirety.

In “Purchasing Fund Shares” of each Prospectus, the section “What does it mean that the Highbridge Dynamic Commodities Strategy Fund is publicly offered on a limited basis?” is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Highbridge Dynamic Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt12_SupplementTextBlock

HIGHBRIDGE FUNDS

Highbridge Dynamic Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2012,

to the Prospectuses dated February 29, 2012

Effective immediately, with respect to the cover of each Prospectus, the asterisk following the name Highbridge Dynamic Commodities Strategy Fund (the “Fund”) and the footnote to which it refers are both deleted in their entirety.

The paragraph immediately preceding the section “What is the goal of the Fund?” of each Prospectus is deleted in its entirety.

In “Purchasing Fund Shares” of each Prospectus, the section “What does it mean that the Highbridge Dynamic Commodities Strategy Fund is publicly offered on a limited basis?” is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE